Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Options Issued Outside of 2007 (Details) - Outside of 2007 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balances, options outstanding (in shares)	17,965,294	16,398,395
Balances, weighted average price per share (in dollars per share)	$ 0.40	$ 0.39
Option Shares (in shares)	2,075,931	1,608,771
Exercise Price (in dollars per share)	$ 0.40	$ 0.50
Exercised, options outstanding (in shares)		(41,875)
Balances, options outstanding (in shares)	19,394,975	17,965,294
Balances, weighted average price per share (in dollars per share)	$ 0.40	$ 0.40
Exercised, weighted average price per share (in dollars per share)	$ 0.40
Plan classification, options outstanding (in shares)	(600,000)
Plan classification, exercise price per share (in dollars per share)	$ 0.33
Expired, options outstanding (in shares)	(46,250)
Expired, weighted average price per share (in dollars per share)	$ 0.30
Minimum [Member]
Balances, exercise price per share (in dollars per share)	0.18	0.18
Granted, exercise price per share (in dollars per share)	0.25	0.25
Balances, exercise price per share (in dollars per share)	0.18	0.18
Exercised, exercise price (in dollars per share)	0.33
Plan classification, exercise price per share (in dollars per share)	0.30
Maximum [Member]
Balances, exercise price per share (in dollars per share)	1	1
Granted, exercise price per share (in dollars per share)	0.65	0.30
Balances, exercise price per share (in dollars per share)	1	$ 1
Exercised, exercise price (in dollars per share)	0.65
Plan classification, exercise price per share (in dollars per share)	$ 0.63